Long-term debt - Schedule of Long-term Debt (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 CLP ($)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 6,328,800,000			$ 6,698,700,000
Less: current portion	(308,200,000)			(491,700,000)
Long-term debt, excluding current portion	$ 6,020,600,000			6,207,000,000
Senior Unsecured Notes | Senior unsecured notes (Green Equity Units)
Debt Instrument [Line Items]
Weighted average coupon	5.37%	5.37%	5.37%
Par value	$ 1,140,800,000
Long-term debt	$ 1,143,700,000			1,140,200,000
Senior Unsecured Notes | Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	4.25%	4.25%	4.25%
Par value	$ 2,195,000,000
Long-term debt	$ 2,183,900,000			2,181,800,000
Senior Unsecured Notes | Senior unsecured utility notes
Debt Instrument [Line Items]
Weighted average coupon	6.39%	6.39%	6.39%
Par value	$ 107,000,000.0
Long-term debt	$ 114,000,000.0			145,600,000
Senior Unsecured Notes | Senior unsecured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	4.81%	4.81%	4.81%
Par value	$ 845,700,000
Long-term debt	$ 828,400,000			849,200,000
Senior Unsecured Notes | Canadian dollar Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	3.32%	3.32%	3.32%
Par value		$ 200,000,000.0
Long-term debt	$ 145,400,000			137,800,000
Senior Unsecured Notes | Senior secured project notes
Debt Instrument [Line Items]
Weighted average coupon	10.21%	10.21%	10.21%
Par value		$ 11,300,000
Long-term debt	$ 8,200,000			9,100,000
Senior Unsecured Notes | Senior unsecured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	3.63%	3.63%	3.63%
Par value			$ 1,300,000
Long-term debt	$ 61,100,000			59,400,000
Senior Unsecured Notes | Senior Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	$ 4,952,600,000			5,337,100,000
Senior Unsecured Notes | 5.25%, U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	5.25%	5.25%	5.25%
Par value		$ 400,000,000.0
Long-term debt	$ 289,500,000			274,300,000
Senior Unsecured Notes | 5.56%, U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	5.96%	5.96%	5.96%
Par value	$ 1,100,000,000
Long-term debt	1,086,700,000			1,087,300,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured revolving credit facilities
Debt Instrument [Line Items]
Long-term debt	62,400,000			250,700,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured bank credit facilities and delayed draw term facility
Debt Instrument [Line Items]
Long-term debt	193,500,000			180,300,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial paper
Debt Instrument [Line Items]
Long-term debt	$ 212,000,000.0			$ 383,000,000.0